Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2021
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 24. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash held by an entity are not available for use by the Group other than amounts presented as restricted cash. See “Currency Risk” in Note 26.

Note 24. Consolidated Statements of Cash Flows – Supplemental Disclosure (continued)

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Years ended December 31:	2021	2020	2019
Bonds payable, opening balance	$38,053	$35,418	$—
Cash flows	—	—	35,433
Non-cash changes:
Accretion	145	143	533
Cumulative translation adjustments	(2,971)	2,492	(548)
Bonds payable, ending balance (see Note 15)	$35,227	$38,053	$35,418

Years ended December 31:	2021	2020	2019
Lease liabilities, opening balance	$1,175	$1,196	$—
Cash flows	(466)	(510)	(943)
Non-cash changes:
Initial adoption of IFRS 16	—	—	2,911
Additions	84	368	1,583
Dispositions of subsidiaries	—	—	(487)
Accretion	42	59	71
COVID-19 related rent concessions	—	(6)	—
Termination	—	—	(1,809)
Cumulative translation adjustments	(68)	68	(130)
Lease liabilities, ending balance (see Note 14)	$767	$1,175	$1,196

Non-cash transactions

Non-cash transactions during the year ended December 31, 2021: (i) an internal reorganization of the Group’s structure resulted in a net recovery of deferred income tax by $1,156; and (ii) a subsidiary of the Group derecognized a liability of $390 for a consideration of $nil.

Non-cash transactions during the year ended December 31, 2020: (i) a subsidiary of the Group settled a liability of $391 by delivering shares of one of its subsidiaries; and (ii) the Group received additional shares in a majority-owned subsidiary as price adjustment for liability settlements in 2019.

Non-cash transactions during the year ended December 31, 2019: (i) a subsidiary of the Group settled liabilities of $1,128 by delivering shares of one of its subsidiaries; and (ii) the acquisition of a non-controlling interest in the aforementioned subsidiary by an offset of a receivable of $390.